Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 19, 2018
Registrant Name	dei_EntityRegistrantName	HARTFORD SERIES FUND INC
Central Index Key	dei_EntityCentralIndexKey	0001053425
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 19, 2018
Document Effective Date	dei_DocumentEffectiveDate	Nov. 19, 2018
Prospectus Date	rr_ProspectusDate	May 01, 2018
HARTFORD BALANCED HLS FUND | Class IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HADAX
HARTFORD BALANCED HLS FUND | Class IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAIBX
HARTFORD MIDCAP VALUE HLS FUND | Class IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMVIX
HARTFORD MIDCAP VALUE HLS FUND | Class IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBMVX